Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Schedule of valuation and qualifying accounts
Valuation and Qualifying Accounts
Allowance for doubtful accounts	Balance at beginning of period	Additions charged to costs and expenses	Additions charged to other accounts	Deductions(a)	Balance at end of period

Year ended December 31, 2011	$6.8	$0.2	$-	$(1.2)	$5.8

Year ended December 31, 2010	$5.4	$2.3	$-	$(0.9)	$6.8

Year ended December 31, 2009	$6.1	$0.5	$-	$(1.2)	$5.4
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(a)	Deductions represent the write-off of receivables and currency translation adjustments.

Rollforward of accumulated other comprehensive loss
	Net unrealized gains/(losses) on cash flow hedge derivatives	Foreign currency translation adjustments	Pension and other postretirement liability adjs.	Total Accumulated other comprehensive income/(loss)
December 31, 2009	$(418.9)	$32.4	$(8.3)	$(394.8)
Change for period	111.2	99.5	(2.3)	208.4
December 31, 2010	(307.7)	131.9	(10.6)	(186.4)
Change for period	266.8	(44.0)	(33.1)	189.7
December 31, 2011	$(40.9)	$87.9	$(43.7)	$3.3